UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  SEPTEMBER 30, 2006
                                                --------------------

Check here if Amendment []; Amendment Number:   -----------

This Amendment (Check only one.):     [] is a restatement.
                                      [] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:        SHAY ASSETS MANAGEMENT, INC.
             ----------------------------
Address:     230 WEST MONROE STREET
             ----------------------------
             SUITE 2810
             ----------------------------
             CHICAGO, IL  60606
             ----------------------------

13F File Number:  28-7232
                  -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     RODGER D. SHAY, JR.
          ----------------------------
Title:    PRESIDENT
          ----------------------------
Phone:    (312) 214-6590
          ----------------------------

Signature, Place, and Date of Signing:

   /S/ RODGER D. SHAY, JR.          CHICAGO, IL            November 13, 2006
   -----------------------          -------------------    --------------------
        [Signature]                    [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          NONE
                                            --------------------
Form 13F Information Table Entry Total:     59
                                            --------------------
Form 13F Information Table Value Total:     230,116
                                            --------------------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                        FORM 13F INFORMATION TABLE
     ITEM 1                  ITEM 2      ITEM 3       ITEM 4            ITEM 5         ITEM 6       ITEM 7            ITEM 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                VOTING AUTHORITY
                             TITLE OF                  VALUE     SHRS OR  SH/  PUT/  INVESTMENT     OTHER
NAME OF ISSUER                CLASS        CUSIP      (x$1000)   PRN AMT  PRN  CALL  DISCRETION    MANAGERS   SOLE   SHARED   NONE
----------------             --------    ----------   ---------  -------  ---  ----  -----------  ----------- -----  ------  ------

3M CO                        COMMON      88579Y101     4,837      65,000                SOLE                   X
ABBOTT LABORATORIES          COMMON      002824100     4,856     100,000                SOLE                   X
ALCOA, INC.                  COMMON      013817101     2,299      82,000                SOLE                   X
ALLSTATE FINANCIAL           COMMON      020002101     2,196      35,000                SOLE                   X
ALTRIA GROUP, INC.           COMMON      02209S103     1,531      20,000                SOLE                   X
AMERICAN EXPRESS CO.         COMMON      025816109     3,365      60,000                SOLE                   X
AMERICAN INT'L GROUP         COMMON      026874107     7,466     122,680                SOLE                   X
ANHEUSER-BUSCH               COMMON      035229103     5,464     115,000                SOLE                   X
APPLIED MATERIALS, INC.      COMMON      038222105     2,358     133,000                SOLE                   X
AT&T INC.                    COMMON      00206R102     4,330     133,000                SOLE                   X
AUTOMATIC DATA PROCESSING    COMMON      053015103     4,355      92,000                SOLE                   X
BALL CORPORATION             COMMON      058498106     2,184      54,000                SOLE                   X
BERKSHIRE HATHAWAY INC.      CLASS A     084670108     6,131          64                SOLE                   X
CEMEX SA                     SPON ADR    151290889     3,009     100,028                SOLE                   X
                             5 ORD
CISCO SYSTEMS                COMMON      17275R102     7,015     305,000                SOLE                   X
CITIGROUP, INC.              COMMON      172967101     5,412     108,956                SOLE                   X
COCA COLA CO                 COMMON      191216100     4,245      95,000                SOLE                   X


                                                        FORM 13F INFORMATION TABLE
     ITEM 1                  ITEM 2      ITEM 3       ITEM 4            ITEM 5         ITEM 6       ITEM 7            ITEM 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                VOTING AUTHORITY
                             TITLE OF                  VALUE     SHRS OR  SH/  PUT/  INVESTMENT     OTHER
NAME OF ISSUER                CLASS        CUSIP      (x$1000)   PRN AMT  PRN  CALL  DISCRETION    MANAGERS   SOLE   SHARED   NONE
----------------             --------    ----------   ---------  -------  ---  ----  -----------  ----------- -----  ------  ------

COMCAST CORP                 CLASS A     20030N200     3,865      105,000               SOLE                   X
                             SPL
DELL INC.                    COMMON      24702R101     3,654      160,000               SOLE                   X
DIAGEO PLC.                  SPON ADR    25243Q205     2,153       30,300               SOLE                   X
                             NEW
DOW CHEMICAL COMPANY         COMMON      260543103     2,690       69,000               SOLE                   X
EXELON CORP.                 COMMON      30161N101     3,027       50,000               SOLE                   X
EXXON MOBIL CORP.            COMMON      30231G102     4,026       60,000               SOLE                   X
FEDEX CORP.                  COMMON      31428X106     3,695       34,000               SOLE                   X
FPL GROUP, INC.              COMMON      302571104     1,692       37,600               SOLE                   X
GENERAL DYNAMICS CORP.       COMMON      369550108     2,652       37,000               SOLE                   X
GENERAL ELECTRIC CO.         COMMON      369604103     6,178      175,000               SOLE                   X
HARLEY-DAVIDSON, INC.        COMMON      412822108     3,138       50,000               SOLE                   X
HOME DEPOT, INC.             COMMON      437076102     5,731      158,000               SOLE                   X
I B M CORP.                  COMMON      459200101     3,605       44,000               SOLE                   X
ILLINOIS TOOL WORKS, INC.    COMMON      452308109     3,547       79,000               SOLE                   X
INGERSOLL-RAND CO.           CLASS A     G4776G101     3,266       86,000               SOLE                   X
ITT INDUSTRIES INC           COMMON      450911102     3,179       62,000               SOLE                   X
J.P. MORGAN CHASE & CO.      COMMON      46625H100     4,508       96,000               SOLE                   X
JOHNSON & JOHNSON            COMMON      478160104     9,416      145,000               SOLE                   X


                                                        FORM 13F INFORMATION TABLE
     ITEM 1                  ITEM 2      ITEM 3       ITEM 4            ITEM 5         ITEM 6       ITEM 7            ITEM 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                VOTING AUTHORITY
                             TITLE OF                  VALUE     SHRS OR  SH/  PUT/  INVESTMENT     OTHER
NAME OF ISSUER                CLASS        CUSIP      (x$1000)   PRN AMT  PRN  CALL  DISCRETION    MANAGERS   SOLE   SHARED   NONE
----------------             --------    ----------   ---------  -------  ---  ----  -----------  ----------- -----  ------  ------

LEHMAN BRO HOLDINGS INC.     COMMON      524908100     3,782       51,200               SOLE                   X
LEXMARK INTERNATIONAL GROUP  CLASS A     529771107     1,759       30,500               SOLE                   X
MEDTRONIC, INC.              COMMON      585055106     4,412       95,000               SOLE                   X
MERRILL LYNCH                COMMON      590188108     4,459       57,000               SOLE                   X
MICROSOFT CORP.              COMMON      594918104     7,654      280,000               SOLE                   X
MORGAN ST DEAN WITTER        COM NEW     617446448     2,916       40,000               SOLE                   X
NOKIA CORP.                  SPONSORED   654902204     2,855      145,000               SOLE                   X
                             ADR
NORTH FORK BANCORP           COMMON      659424105     1,807       63,084               SOLE                   X
OMNICOM GROUP                COMMON      681919106     4,212       45,000               SOLE                   X
PEPSICO INC.                 COMMON      713448108     6,069       93,000               SOLE                   X
PFIZER, INC.                 COMMON      717081103     6,920      244,000               SOLE                   X
PPL CORPORATION              COMMON      69351T106     2,237       68,000               SOLE                   X
PRAXAIR, INC.                COMMON      74005P104     3,366       56,900               SOLE                   X
PROCTER & GAMBLE CO.         COMMON      742718109     6,198      100,000               SOLE                   X
SYSCO CORPORATION            COMMON      871829107     4,415      132,000               SOLE                   X
TJX COS., INC.               COMMON      872540109     1,402       50,000               SOLE                   X
TYCO INTERNATIONAL           COMMON      902124106     2,547       91,000               SOLE                   X
UNILEVER NV                  N Y SHS     904784709     2,086       85,000               SOLE                   X
                             NEW


                                                        FORM 13F INFORMATION TABLE
     ITEM 1                  ITEM 2      ITEM 3       ITEM 4            ITEM 5         ITEM 6       ITEM 7            ITEM 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                VOTING AUTHORITY
                             TITLE OF                  VALUE     SHRS OR  SH/  PUT/  INVESTMENT     OTHER
NAME OF ISSUER                CLASS        CUSIP      (x$1000)   PRN AMT  PRN  CALL  DISCRETION    MANAGERS   SOLE   SHARED   NONE
----------------             --------    ----------   ---------  -------  ---  ----  -----------  ----------- -----  ------  ------

VERIZON COMMUNICATIONS       COMMON      92343V104     2,970       80,000               SOLE                   X
WAL MART STORES INC.         COMMON      931142103     6,461      131,000               SOLE                   X
WELLS FARGO CO.              COMMON      949746101     3,075       85,000               SOLE                   X
WEYERHAEUSER CO.             COMMON      962166104     1,624       26,400               SOLE                   X
WRIGLEY (WM.) JR. CO.        COMMON      982526105     4,284       93,000               SOLE                   X
XTO ENERGY INC.              COMMON      98385X106     1,531       36,333               SOLE                   X
TOTAL                                                230,116